THE LOU HOLLAND TRUST
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606

March 3, 2005

VIA EDGAR
---------

U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Filing Desk
         Re:      The Lou Holland Trust
                  Post-Effective Amendment No. 14
                  File Nos. 333-00935; 811-07533
                  ------------------------------

Commissioners:

         Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") is post-effective amendment no. 14 to the registration statement on Form N-1A for The Lou Holland Trust. The filing relates to the Lou Holland Growth Fund, the only series of the Trust.

         The purpose of this amendment is to include disclosure regarding the Fund's policies and procedures with respect to frequent trading and portfolio holdings disclosure, as well as other disclosure required by recent form amendments, including new disclosure regarding the Fund's portfolio managers.

         The Fund intends to file a subsequent amendment to its registration statement pursuant to Rule 485(b) under the 1933 Act to update certain items of information required to be updated annually and to reflect any Commission staff comment.

         For the convenience of the Commission staff, we are delivering to Mr. Michael Schiffer two paper courtesy copies of the amendment, one of which is marked to show changes. Should you require any additional information, please do not hesitate to contact me at (312) 553-4844 or Edmund Zaharewicz of Jorden Burt LLP at (305) 347-6932.

Sincerely yours,

/s/ Susan M. Chamberlain

Susan M. Chamberlain
Chief Compliance Officer

cc:      Mr. Michael Schiffer
         Edmund J. Zaharewicz, Esq.